Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended
	Nov. 13, 2019	Oct. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Jun. 30, 2019
Related Party Transaction [Line Items]
Current notes payable			$ 361,010			$ 279,346
Interest rate			5.50%			6.00%
Debt maturity			Dec. 31, 2019
Collateral fee			$ 7,500
Lease Expired			Dec. 31, 2021
Operating Leases, Rent Expense			$ 4,500	$ 2,988
Monthly lease payment			1,500
Short term commercial deposite			274,900
Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt maturity	Nov. 13, 2021
Stockholder [Member]
Related Party Transaction [Line Items]
Current notes payable			200,000			$ 200,000
Stockholder [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Current notes payable		$ 400,000
Interest payable					$ 10,000
Debt maturity		Dec. 31, 2021
Seller of Concepts and Solutions [Member]
Related Party Transaction [Line Items]
Current notes payable			400,000
Notes payable			$ 900,000
Interest rate			3.00%